Property ,Plant and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 27.3	$ 26.0	$ 27.9